CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 457,340	$ 66,517	¥ 244,809	[1]
Restricted cash	56,074	8,155	48,848	[1]
Short-term investments	56,535	8,223	312,614	[1]
Accounts receivable, net of allowance for doubtful accounts of RMB1,658 and RMB1,767 as of December 31, 2017 and 2018, respectively	1,547,631	225,094	1,085,669	[1]
Inventories	650,348	94,589	382,028	[1]
Advances to suppliers	166,076	24,155	88,881	[1]
Prepayments and other current assets	286,149	41,619	214,636	[1]
Amounts due from related parties	32,270	4,693	88,795	[1]
Total current assets	3,252,423	473,045	2,466,280	[1]
Non-current assets:
Restricted cash	69,441	10,100	0	[1]
Investments in equity investees	33,974	4,941	24,268	[1]
Property and equipment, net	402,740	58,576	330,924	[1]
Intangible assets, net	132,393	19,256	66,150	[1]
Land use right, net	43,593	6,340	44,618	[1]
Goodwill	13,158	1,914	13,158	[1]
Other non-current assets	30,021	4,366	18,043	[1]
Deferred tax assets	38,081	5,539	15,528	[1]
Total non-current assets	763,401	111,032	512,689	[1]
TOTAL ASSETS	4,015,824	584,077	2,978,969	[1]
Current liabilities:
Short-term loans	436,200	63,443	172,000	[1]
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB4,715 and RMB4,891 as of December 31, 2017 and 2018, respectively)	886,340	128,912	583,532	[1]
Notes payable	26,770	3,894	48,000	[1]
Income tax payables	62,764	9,129	30,420	[1]
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of RMB28,002 and RMB6,884 as of December 31, 2017 and 2018, respectively)	322,668	46,930	314,870	[1]
Amounts due to related parties	13,994	2,035	0	[1]
Total current liabilities	1,748,736	254,343	1,148,822	[1]
Long-term loan	68,753	10,000	0	[1]
Deferred tax liability	3,319	483	3,710	[1]
Total non-current liabilities	72,072	10,483	3,710	[1]
TOTAL LIABILITIES	1,820,808	264,826	1,152,532	[1]
Baozun Inc. shareholders' equity:
Additional paid-in capital	1,903,503	276,853	1,823,925
Retained earnings/ (Accumulated deficit)	244,712	35,592	(25,000)
Accumulated other comprehensive income	29,222	4,250	9,995
Total Baozun Inc. shareholders' equity	2,177,543	316,710	1,809,023
Noncontrolling interests	17,473	2,541	17,414
Total equity	2,195,016	319,251	1,826,437
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,015,824	584,077	2,978,969
Common Class A [Member]
Baozun Inc. shareholders' equity:
Common Stock Value	98	14	95
Common Class B [Member]
Baozun Inc. shareholders' equity:
Common Stock Value	¥ 8	$ 1	¥ 8

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.